SCHEDULE OF KEY COMPENSATION AWARDS (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Director fees	$ 152,717	$ 139,187	$ 272,215	$ 271,838
Salaries	472,432	237,746	844,340	455,256
Share-based payments	4,334,263	205,363	4,484,623	399,563
Total	$ 4,959,412	$ 582,296	$ 5,601,178	$ 1,126,657